Long-term debt - Syndicated credit facility (Details) € in Thousands, $ in Thousands	Jul. 01, 2021 EUR (€) item	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Syndicated Credit Facility
Long-term debt
Maximum amount available | €	€ 2,000,000
Number of core relationship banks | item	34
Borrowings term (in years)	5 years
Number of one-year extension options | item	2
Extension term (in years)	1 year
Revolving credit facility USD
Long-term debt
Maximum amount available			$ 900,000	€ 733,436	$ 900,000
Revolving credit facility EUR
Long-term debt
Maximum amount available | €		€ 600,000		€ 600,000